Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Vident International Equity Strategy ETF™
Shareholder Report [Line Items]
Fund Name	Vident International Equity Strategy ETF™
Class Name	Vident International Equity Strategy ETF™
Trading Symbol	VIDI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident International Equity Strategy ETF™ for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-international-equity-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETF™	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
Net Assets	$ 331,383,728
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$331,383,728
Number of Holdings	251
Portfolio Turnover	31%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%

Holdings [Text Block]

Top Holdings	(% of net assets)
SSAB AB - Class B	0.6%
Lenovo Group, Ltd.	0.6%
Banco Santander SA	0.6%
Geely Automobile Holdings, Ltd.	0.6%
Carlsberg AS - Class B	0.6%
AP Moller - Maersk AS - Class B	0.6%
ORLEN SA	0.6%
Iveco Group NV	0.6%
ISS AS	0.6%
Jazz Pharmaceuticals PLC	0.6%

Top Ten Countries	(% of net assests)
Taiwan	7.2%
South Korea	7.1%
Singapore	6.6%
Switzerland	6.5%
Denmark	6.5%
Hong Kong	6.2%
Canada	5.8%
Germany	5.5%
China	4.9%
Cash & Other	43.7%

Updated Prospectus Web Address	https://videntam.com/etf/vident-international-equity-strategy-etf/
Vident U.S. Bond Strategy ETF™
Shareholder Report [Line Items]
Fund Name	Vident U.S. Bond Strategy ETF™
Class Name	Vident U.S. Bond Strategy ETF™
Trading Symbol	VBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident U.S. Bond Strategy ETF™ for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-bond-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETF™	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
Net Assets	$ 456,417,656
Holdings Count | $ / shares	196
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$456,417,656
Number of Holdings	196
Portfolio Turnover	97%
Average Credit Quality	A/A-
Effective Duration	6.91 yrs
30-Day SEC Yield	4.10%
30-Day SEC Yield Unsubsidized	4.10%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	61.4%
Federal National Mortgage Association	5.3%
Government National Mortgage Association	4.9%
Tennessee Valley Authority	1.5%
Federal Home Loan Banks	0.6%
Blue Owl Technology Finance Corporation II	0.3%
VICI Properties LP	0.3%
NextEra Energy Capital Holdings, Inc.	0.3%
Altria Group, Inc.	0.3%
Edison International	0.3%

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-bond-strategy-etf/
Vident U.S. Equity Strategy ETF™
Shareholder Report [Line Items]
Fund Name	Vident U.S. Equity Strategy ETF™
Class Name	Vident U.S. Equity Strategy ETF™
Trading Symbol	VUSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident U.S. Equity Strategy ETF™ for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETF™	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
Net Assets	$ 582,670,645
Holdings Count | $ / shares	128
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$582,670,645
Number of Holdings	128
Portfolio Turnover	30%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%

Holdings [Text Block]

Top Holdings	(% of net assets)
Walmart, Inc.	2.6%
Apple, Inc.	2.4%
Oracle Corporation	2.4%
NVIDIA Corporation	2.4%
Broadcom, Inc.	2.4%
Eli Lilly & Company	2.1%
Home Depot, Inc.	2.1%
Visa, Inc. - Class A	2.1%
Mastercard, Inc. - Class A	2.1%
AbbVie, Inc.	2.0%

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-strategy-etf/